Financial Instruments And Financial Risk Management - Summary of Company's financial instruments (Detail) - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019
Accounts Payable And Other Accrued Expenses [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		$ 86,326		$ 62,834
Financial liabilities, at fair value		86,326		62,834
Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		15,046
Financial liabilities, at fair value		15,046
Current Portion Of Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		24,742		12,019
Financial liabilities, at fair value		24,742		12,019
Deferred Consideration Contingent Consideration And Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		0		49,451
Financial liabilities, at fair value		19,115		59,940
Derivative Liabilities Short Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value				178
Derivative Liabilities Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		30,129		15,243
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		145,320		82,856
Financial liabilities, at fair value		145,320		82,856
Deferred Consideration And Contingent Consideration [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		7,247		21,901
LongTerm Notes Payable And Loans Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		169,475		550
Financial liabilities, at fair value		169,475		550
Cash And Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		136,339		49,102
Financial assets, at fair value		136,339		49,102
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		4,435	[1]	5,050	[2]
Financial assets, at fair value		4,435	[1]	5,050	[2]
Accounts Receivable Net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		29,266		16,455
Financial assets, at fair value		29,266		16,455
Loans Receivable ShortTerm [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		921		644
Financial assets, at fair value		2,438		644
Loans Receivable Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		1,204		390
Financial assets, at fair value		21,224		18,633
Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	[3]	3,192
Financial assets, at fair value		4,360	[3]	1,278
Security Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		3,558		1,084
Financial assets, at fair value		3,558		1,084
Level 1 | Deferred Consideration Contingent Consideration And Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		22		339
Level 2 | Derivative Liabilities Short Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value				178
Level 2 | Derivative Liabilities Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		30,129		15,243
Level 2 | Loans Receivable ShortTerm [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,237
Level 2 | Loans Receivable Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value				18,243
Level 2 | Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,049		1,210
Level 3 | Deferred Consideration Contingent Consideration And Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		19,093		10,150
Level 3 | Deferred Consideration And Contingent Consideration [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		7,247		21,901
Level 3 | Loans Receivable ShortTerm [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		(720)
Level 3 | Loans Receivable Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		20,020
Level 3 | Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 119	[3]	$ 68

[1]	Restricted cash balances include various escrow accounts related to investments, acquisitions, facility requirements and building improvements.
[2]	Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
[3]	Investment balances in the amortized cost column represent equity method investments.